CONVERTIBLE NOTES (Details) - USD ($)	Nov. 30, 2017	Aug. 31, 2017
Debt Instrument [Line Items]
Convertible notes	$ 2,590,125
Less debt discount and debt issuance cost	(658,308)	$ 0
Convertible Notes, Net	1,931,817	0
Less current portion of convertible notes payable	(1,931,817)	0
Long-term convertible notes payable	0	0
Convertible Notes - originated in September 2017
Debt Instrument [Line Items]
Convertible notes	1,660,000	0
Convertible Notes - originated in October 2017
Debt Instrument [Line Items]
Convertible notes	730,125	0
Convertible Notes - originated in November 2017
Debt Instrument [Line Items]
Convertible notes	$ 200,000	$ 0